Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Products purchased for further distribution and resale	$ 648,000	$ 309,000	$ 1,693,000	$ 184,000	$ 150,000
Tremont Group, Inc. [Member]
Related Party Transaction [Line Items]
Products purchased for further distribution and resale	320,000		1,446,000
Outstanding accounts receivable due	1,230,000		903,000
Accounts receivable due date			2014-04
Syngenta [Member]
Related Party Transaction [Line Items]
Products purchased for further distribution and resale			116,000
Outstanding accounts receivable due	0		0
Convertible note issued				12,500,000
Convertible note converted into shares, outstanding balance			0
License revenue recognized	$ 328,000		$ 131,000
Affiliate revenues percent	5.00%		5.00%